Pension and Postretirement Benefit Plans, Components of Net Periodic Benefit Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Plan [Member]
Net Periodic Benefit Costs [Abstract]
Service cost	$ 104	$ 104
Interest cost	520	553
Expected return on plan assets	(645)	(949)
Amortization of (gains) losses	147	186
Curtailment loss (gain)	0	306
Net periodic benefit cost	126	200
Postretirement Benefits [Member]
Net Periodic Benefit Costs [Abstract]
Service cost	0	0
Interest cost	101	117
Expected return on plan assets	0	0
Amortization of (gains) losses	(169)	(81)
Curtailment loss (gain)	(4,915)	0
Net periodic benefit cost	$ (4,983)	$ 36